Cash and cash equivalents - Disclosure of cash and cash equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Cash at banks	€ 10,134	€ 9,408
Money market securities measured at FVPL	13,191	19,127
Other cash equivalents	6,821	5,565
Total Cash and cash equivalents	€ 30,146	€ 34,100